Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 3,328	$ 466	$ 6,607
Accounts Receivables net of allowance for credit losses	221	209	11
Related parties	88
Other current assets	52	14	162
Total current assets	3,689	689	6,780
Property and Equipment, net	6	6	2
Investment in unconsolidated Entities	1,468	776	38
Intangible assets	26	28	5,438
Total assets	5,189	1,499	12,258
CURRENT LIABILITIES:
Trade payable	1,224	1,231	810
Other accounts liabilities	775	681	1,126
Deferred revenue	109	113	683
Notes and Loan payable	112	109	97
Stock based liabilities	1		3
Total current liabilities	2,221	2,134	2,719
Other long-term loans	89	89	89
TOTAL LIABILITIES	2,310	2,223	2,808
STOCKHOLDERS’ EQUITY
Common stock, value		19	15
Additional paid in capital		52,036	47,654
Treasury Stock	(33)	(29)
Accumulated deficit	(54,445)	(52,750)	(38,219)
Total stockholders’ equity	2,879	(724)	9,450
Total liabilities and stockholders’ equity	5,189	1,499	12,258
Previously Reported
STOCKHOLDERS’ EQUITY
Common stock, value	2	2
Additional paid in capital	57,355	52,053
Total stockholders’ equity	$ 2,879	$ (724)	$ 9,450